CRITITAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Performance fee income recognized	$ 160,088	$ 50,693	[1]
Performance fees
Disclosure of changes in accounting estimates [line items]
Performance fee income recognized	$ 110,330	$ 8,909
Tricon US Multi-Family REIT LLC | Discontinued operations
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest in equity-accounted investment classified as held for sale and a discontinued operation	20.00%
Tricon US Multi-Family REIT LLC | Discontinued operations | Performance fees
Disclosure of changes in accounting estimates [line items]
Performance fee income recognized	$ 99,865

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.